Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, change in balances on in-force policies	$ 9,919	$ 8,559
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	14,860	11,367
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Beginning balance	502	515
Investment contract liabilities, change in balances on in-force policies	2	2
Investment contract liabilities, changes in assumptions or methodology	0	6
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	2	8
Investment contract liabilities, foreign exchange rate movements	(7)	(21)
Ending balance	$ 497	$ 502